Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 10,309,000	$ 3,259,000
Marketable securities	582,000	605,000
Accounts receivable	369,000	322,000
Prepaid expenses and deposits	602,000	502,000
Total current assets	11,862,000	4,688,000
Non-current assets:
Restricted cash	144,000	130,000
Accounts receivable	0	50,000
Property and equipment	931,000	1,191,000
Prepaid expenses and deposits	42,000	266,000
Mineral property interests	145,190,000	160,693,000
Investments in associates	42,430,000	0
Non Current Assets	188,737,000	162,330,000
Total assets	200,599,000	167,018,000
Current liabilities:
Accounts payable and accrued liabilities	1,148,000	1,888,000
Lease liability	160,000	104,000
Flow-through share premium liability	0	3,124,000
Total current liabilities	1,308,000	5,116,000
Non-current liabilities:
Lease liability	227,000	357,000
Provision for site reclamation and closure	4,271,000	4,190,000
Total liabilities	5,806,000	9,663,000
Equity:
Share capital	306,328,000	295,464,000
Share option and warrant reserve	20,309,000	18,640,000
Accumulated other comprehensive loss	3,000	0
Deficit	131,841,000	156,749,000
Total equity	194,793,000	157,355,000
Total liabilities and equity	$ 200,599,000	$ 167,018,000